RELATED PARTY TRANSACTIONS	0 Months Ended	6 Months Ended
	Mar. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
RELATED PARTY TRANSACTIONS

4 – RELATED PARTY TRANSACTIONS

During the period from inception on March 15, 2011 through March 31, 2011, the Company entered into a Promissory Note Agreement with the sole officer of the Company, Donald Calabria. The Note is for reimbursement of payments made by Mr. Calabria on the Company’s behalf in the amount of $2,785. The note is due on the earlier of the date immediately following demand by the officer, or December 31, 2012. Payment will include principal plus interest at a fixed rate of 5%. No interest has been accrued because it is an immaterial amount for the period from inception through March 31, 2011.

The Company has a Contingent Liability to its attorney, a shareholder. See Note 6.

4 – RELATED PARTY TRANSACTIONS

During the period from inception on March 15 through September 30, 2011, the Company entered into Promissory Notes with the sole officer of the Company, Donald Calabria. The Notes are for reimbursement of payments made by Mr. Calabria on the Company’s behalf in the amount of $11,678. The notes have no stated interest and are due on demand or on December 31, 2012.

The Company has a Contingent Liability to its attorney, a shareholder. See Note 6.